TRADE ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands	1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) vessel
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance									$ 7,434	$ 9,317	$ 12,081
Additions charged to income									512		226
Deductions credited to income										(1,883)	(2,990)
Allowance for doubtful accounts balance	$ 7,434						$ 9,317	$ 9,317	7,946	7,434	9,317	$ 12,081
Number of vessels disposed of | vessel												2
Claims for damages against charterers	2,400									2,400
Bad debt write off								3,000
VLCC Mayfair and VLCC Camden [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance									$ 7,400
Golden Zhejiang [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements	$ 3,100	$ 3,300	$ 3,200		$ 9,700
Battersea [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements				$ 100		$ 200	756
Claims for damages against charterers							$ 17,000	$ 17,000			$ 17,000
Time Charter Revenue [Member] | Golden Zhejiang [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Proceeds from Legal Settlements					$ 1,900					$ 1,900